Accounts Receivable - Summary of Accounts Receivable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Trade receivables Current	R$ 7,108,297	R$ 7,303,700
Expected Losses On Trade Receivables	(773,771)	(787,145)	R$ (547,485)
Total	6,334,526	6,516,555
Billed services
Statement [Line Items]
Trade receivables Current	5,910,643	5,699,817
Unbilled services
Statement [Line Items]
Trade receivables Current	842,726	984,062
Mobile handsets and accessories sold
Statement [Line Items]
Trade receivables Current	R$ 354,928	R$ 619,821